N-2	Nov. 09, 2026
Cover [Abstract]
Entity Central Index Key	0001736510
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Variant Alternative Income Fund
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
4.	The first and last paragraphs of the section titled “PRINCIPAL RISK FACTORS—GENERAL RISKS—LIMITED LIQUIDITY; REPURCHASE OFFERS” are deleted in their entirety and replaced with the following:

LIMITED LIQUIDITY; REPURCHASE OFFERS. Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund; however, the Fund intends to authorize transfers of Shares through auctions which, if used, may, from time to time, provide a limited opportunity to dispose of Shares outside of the Fund’s repurchase offers. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the date on which the repurchase offer terminates. See “TENDER OFFERS/OFFERS TO REPURCHASE,” “TENDER/REPURCHASE PROCEDURES” and “AUCTION-BASED TRANSFERS.”

5.	The following disclosure is added to the “PRINCIPAL RISK FACTORS—GENERAL RISKS” section of the Prospectus:

AUCTION RISK. There can be no guarantee that any auctions pursuant to which the Fund’s officers have authorized transfers of Shares will function as intended, or that there will be sufficient investor demand to support such auctions. Further, such auctions shall only be available during limited time periods in which the transfers are authorized by the Fund’s officers pursuant to the requirements of the Declaration of Trust. Even if an auction is operationally functional, Shareholders may be unable to sell their Fund Shares at the price they desire or at any price at all. It is likely that Shares sold at auction will receive a price that is less than the Fund’s most recently calculated NAV, and depending on buy-side interest in a particular auction, the price could be substantially below NAV.

LIMITED LIQUIDITY; REPURCHASE OFFERS [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIMITED LIQUIDITY; REPURCHASE OFFERS. Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund; however, the Fund intends to authorize transfers of Shares through auctions which, if used, may, from time to time, provide a limited opportunity to dispose of Shares outside of the Fund’s repurchase offers. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the date on which the repurchase offer terminates. See “TENDER OFFERS/OFFERS TO REPURCHASE,” “TENDER/REPURCHASE PROCEDURES” and “AUCTION-BASED TRANSFERS.”

AUCTION RISK [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

AUCTION RISK. There can be no guarantee that any auctions pursuant to which the Fund’s officers have authorized transfers of Shares will function as intended, or that there will be sufficient investor demand to support such auctions. Further, such auctions shall only be available during limited time periods in which the transfers are authorized by the Fund’s officers pursuant to the requirements of the Declaration of Trust. Even if an auction is operationally functional, Shareholders may be unable to sell their Fund Shares at the price they desire or at any price at all. It is likely that Shares sold at auction will receive a price that is less than the Fund’s most recently calculated NAV, and depending on buy-side interest in a particular auction, the price could be substantially below NAV.